CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (FY) - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Preferred Shares [Member]	Share Premium [Member]	Available for Sale Reserve Amount [Member]	Capital Reserve due to Actuarial Losses [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2015	$ 27,812	$ 2	$ 26	$ 102,408	$ 0	$ (24)	$ (74,600)
Balance (in shares) at Dec. 31, 2015		689,898	9,880,380
Changes in equity [Abstract]
Net loss	(22,671)	$ 0	$ 0	0	0	0	(22,671)
Other comprehensive loss	(20)	0	0	0	0	(20)	0
Total comprehensive loss	(22,691)	0	0	0	0	(20)	(22,671)
Share-based compensation	5,842	0	0	5,842	0	0	0
Balance at Dec. 31, 2016	10,963	$ 2	$ 26	108,250	0	(44)	(97,271)
Balance (in shares) at Dec. 31, 2016		689,898	9,880,380
Changes in equity [Abstract]
Net loss	(19,011)	$ 0	$ 0	0	0	0	(19,011)
Other comprehensive loss	(69)	0	0	0	(34)	(35)	0
Total comprehensive loss	(19,080)	0	0	0	(34)	(35)	(19,011)
Issuance of series F-1 preferred shares, net of issuance costs	28,865		$ 12	28,853	0	0	0
Issuance of series F-1 preferred shares, net of issuance costs (in shares)			4,274,363
Share-based compensation	2,208	0	$ 0	2,208	0	0	0
Balance at Dec. 31, 2017	22,956	$ 2	$ 38	139,311	(34)	(79)	(116,282)
Balance (in shares) at Dec. 31, 2017		689,898	14,154,743
Changes in equity [Abstract]
Net loss	(7,391)	$ 0	$ 0	0	0	0	(7,391)
Other comprehensive loss	(49)	0	0	0	(49)	0	0
Total comprehensive loss	(7,440)	0	0	0	(49)	0	(7,391)
Share-based compensation	844	0	0	844	0	0	0
Balance at Mar. 31, 2018	16,360	$ 2	$ 38	140,155	(83)	(79)	(123,673)
Balance (in shares) at Mar. 31, 2018		689,898	14,154,743
Balance at Dec. 31, 2017	22,956	$ 2	$ 38	139,311	(34)	(79)	(116,282)
Balance (in shares) at Dec. 31, 2017		689,898	14,154,743
Changes in equity [Abstract]
Net loss	(52,931)	$ 0	$ 0	0	0	0	(52,931)
Other comprehensive loss	(7)	0	0	0	(9)	2	0
Total comprehensive loss	(52,938)	0	0	0	(9)	2	(52,931)
Issuance of additional preferred shares following Anti-dilution Protection	0	$ 0	$ 8	(8)	0	0	0
Issuance of additional preferred shares following Anti-dilution Protection (in shares)		0	3,134,546
Exercise of options	2	$ 0	$ 0	2	0	0	0
Exercise of options (in shares)		9,692	0
Conversion of preferred shares	0	$ 46	$ (46)	0	0	0	0
Conversion of preferred shares (in shares)		17,289,289	(17,289,289)
Issuance of ordinary shares in initial public offering, net of issuance expenses	47,241	$ 18	$ 0	47,223	0	0	0
Issuance of ordinary shares in initial public offering, net of issuance expenses (in shares)		6,648,368	0
Exercise of warrants	3,851	$ 1	$ 0	3,850	0	0	0
Exercise of warrants (in shares)		293,489	0
Share-based compensation	3,575	$ 0	$ 0	3,575	0	0	0
Balance at Dec. 31, 2018	24,687	$ 67	$ 0	193,953	(43)	(77)	(169,213)
Balance (in shares) at Dec. 31, 2018		24,930,736	0
Changes in equity [Abstract]
Net loss	(15,507)	$ 0	$ 0	0	0	0	(15,507)
Other comprehensive loss	(50)	0	0	0	33	(83)	0
Total comprehensive loss	(15,557)	0	0	0	33	(83)	(15,507)
Exercise of warrants	2,924	$ 1	0	2,923	0	0	0
Exercise of warrants (in shares)		209,312
Share-based compensation	1,091	$ 0	0	1,091	0	0	0
Balance at Mar. 31, 2019	$ 13,145	$ 68	$ 0	$ 197,967	$ (10)	$ (160)	$ (184,720)
Balance (in shares) at Mar. 31, 2019		25,140,048	0